Item 1. Schedule of Investments:
--------------------------------

PUTNAM MASTER INCOME TRUST

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Master Income Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Corporate bonds and notes (36.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.1%)
-----------------------------------------------------------------------------------------------------------
       $305,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                        $327,875

Aerospace and Defense (0.7%)
-----------------------------------------------------------------------------------------------------------
        295,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                             323,025
         90,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                         89,100
        991,000  Decrane Aircraft Holdings Co. company
                 guaranty zero %, 2008                                                              376,580
        120,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                              130,800
        220,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                              224,950
        785,000  L-3 Communications Corp. 144A sr. sub.
                 notes 5 7/8s, 2015                                                                 781,075
        630,000  Sequa Corp. sr. notes 9s, 2009                                                     696,150
                                                                                              -------------
                                                                                                  2,621,680

Airlines (0.2%)
-----------------------------------------------------------------------------------------------------------
        295,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                               278,775
        415,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              338,225
        123,508  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                           129,683
                                                                                              -------------
                                                                                                    746,683

Automotive (0.7%)
-----------------------------------------------------------------------------------------------------------
        335,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                              374,781
         90,000  Dana Corp. notes 10 1/8s, 2010                                                      99,468
        300,000  Dana Corp. notes 9s, 2011                                                          353,250
         50,000  Dana Corp. notes 7s, 2029                                                           49,668
        155,000  Dana Corp. notes 6 1/2s, 2009                                                      162,131
         85,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                  89,675
        285,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 283,575
        100,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                               102,750
        215,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               221,450
        240,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           224,400
EUR      80,000  Teksid Aluminum 144A company guaranty 11
                 3/8s, 2011 (Luxembourg)                                                             97,755
       $410,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   481,750
        227,000  Tenneco Automotive, Inc. 144A sr. sub.
                 notes 8 5/8s, 2014                                                                 236,080
                                                                                              -------------
                                                                                                  2,776,733

Banking (0.2%)
-----------------------------------------------------------------------------------------------------------
        655,000  VTB Bank (VTB Capital) 144A notes 7
                 1/2s, 2011 (Luxembourg)                                                            704,125

Beverage (0.1%)
-----------------------------------------------------------------------------------------------------------
        280,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                          305,200
        210,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         227,850
                                                                                              -------------
                                                                                                    533,050

Broadcasting (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,162,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                  5,084
        400,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               408,500
      1,153,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                     1,164,530
        518,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                         498,575
        170,000  Intelsat Bermuda, Ltd. 144A sr. notes 8
                 1/4s, 2013 (Bermuda)                                                               175,950
         20,707  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                               19,879
        391,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                                 439,875
        234,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 246,870
        200,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                       199,000
                                                                                              -------------
                                                                                                  3,158,263

Building Materials (0.3%)
-----------------------------------------------------------------------------------------------------------
        305,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                         327,875
        115,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                      78,775
        460,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                     317,400
        337,000  THL Buildco, Inc. (Nortek, Inc.) sr.
                 sub. notes 8 1/2s, 2014                                                            346,268
                                                                                              -------------
                                                                                                  1,070,318

Cable Television (0.9%)
-----------------------------------------------------------------------------------------------------------
        250,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   216,250
         30,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                     25,800
        110,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                             92,400
        225,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                               144,000
        285,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                               198,075
        300,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               253,500
        440,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                               375,100
        955,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                              754,450
         50,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                            40,000
        230,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                              254,150
        202,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                         220,180
        548,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                         575,400
        350,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                               395,500
         10,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                        9,900
        155,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                      158,294
                                                                                              -------------
                                                                                                  3,712,999

Chemicals (2.1%)
-----------------------------------------------------------------------------------------------------------
         17,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                               17,935
        395,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           438,450
EUR     295,000  Cognis GMBH 144A sr. notes 9 1/2s, 2014
                 (Germany)                                                                          431,605
       $390,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 437,775
        155,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon Ser. B, zero %
                 (12s, 6/1/08), 2013 (STP)                                                          126,325
        420,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                              361,200
        283,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero %
                 (10s, 10/1/09), 2014 (STP)                                                         196,685
        115,000  Equistar Chemicals LP notes 8 3/4s, 2009                                           126,500
        910,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                             1,037,400
        550,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                               646,250
        105,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10.89s, 2008                                                              112,613
        125,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                               146,875
        426,000  Huntsman Co., LLC sr. disc. notes zero %,
                 2008                                                                               284,355
        845,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                       474,256
        215,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               250,475
        160,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                         189,600
        126,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         135,765
        349,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   387,390
         40,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                47,000
        400,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                         432,000
        320,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                         349,600
EUR      40,000  Nalco Co. sr. notes 7 3/4s, 2011                                                    57,741
EUR      40,000  Nalco Co. sr. sub. notes 9s, 2013                                                   57,741
       $565,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                              615,850
        233,383  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      247,386
         45,754  Pioneer Companies, Inc. sec. sr.notes
                 FRN 6.05s, 2006                                                                     48,042
EUR     200,000  Rockwood Specialties Group, Inc. company
                 guaranty 7 5/8s, 2014                                                              265,894
        $50,000  Rockwood Specialties Group, Inc. 144A
                 sub. notes 7 1/2s, 2014                                                             51,500
         81,826  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                          81,417
        194,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                         208,550
                                                                                              -------------
                                                                                                  8,264,175

Coal (0.4%)
-----------------------------------------------------------------------------------------------------------
        540,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                         550,800
        185,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                       188,700
        416,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                           428,480
        405,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                               402,975
                                                                                              -------------
                                                                                                  1,570,955

Commercial and Consumer Services (0.2%)
-----------------------------------------------------------------------------------------------------------
        720,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                         828,000

Communications Equipment (0.1%)
-----------------------------------------------------------------------------------------------------------
         40,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                                35,600
        555,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               495,338
                                                                                              -------------
                                                                                                    530,938

Computers (0.1%)
-----------------------------------------------------------------------------------------------------------
        235,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                 252,625

Consumer (0.5%)
-----------------------------------------------------------------------------------------------------------
        319,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      274,340
        283,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                               198,100
        617,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                         627,798
        640,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                               688,800
                                                                                              -------------
                                                                                                  1,789,038

Consumer Finance (0.1%)
-----------------------------------------------------------------------------------------------------------
        641,190  Finova Group, Inc. notes 7 1/2s, 2009                                              294,947

Consumer Goods (0.6%)
-----------------------------------------------------------------------------------------------------------
        240,000  Church & Dwight Co., Inc. 144A sr. sub.
                 notes 6s, 2012                                                                     242,400
        174,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         182,265
        445,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       476,150
        415,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                               452,350
        405,000  Prestige Brands, Inc. sr. sub. notes 9
                 1/4s, 2012                                                                         427,275
        405,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             389,813
        140,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                               145,250
                                                                                              -------------
                                                                                                  2,315,503

Consumer Services (0.3%)
-----------------------------------------------------------------------------------------------------------
        300,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          337,500
        478,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                      469,635
        390,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       390,000
                                                                                              -------------
                                                                                                  1,197,135

Containers (0.7%)
-----------------------------------------------------------------------------------------------------------
        280,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                         285,600
        475,000  Crown Euro Holdings SA sec. notes 10
                 7/8s, 2013 (France)                                                                556,938
EUR      45,000  Crown Euro Holdings SA sec. notes 10
                 1/4s, 2011 (France)                                                                 67,304
       $152,000  Crown Euro Holdings SA sec. notes 9
                 1/2s, 2011 (France)                                                                169,480
EUR      58,000  Crown Euro Holdings SA sec. notes 6
                 1/4s, 2011 (France)                                                                 79,831
       $300,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         326,250
        236,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                         253,700
        565,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                         628,563
         81,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                               84,240
        275,000  Pliant Corp. sec. notes 11 1/8s, 2009                                              300,094
                                                                                              -------------
                                                                                                  2,752,000

Electric Utilities (1.6%)
-----------------------------------------------------------------------------------------------------------
        290,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                         322,625
        180,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                      201,600
        500,000  CMS Energy Corp. sr. notes 8.9s, 2008                                              548,125
        120,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                            133,950
        100,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                            107,875
        205,000  DPL, Inc. bonds 8 1/8s, 2031                                                       232,935
        340,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   368,728
        200,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                       202,000
        310,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                       300,700
        435,000  FirstEnergy Corp. notes Ser. B, 6.45s,
                 2011                                                                               472,064
        115,000  Kansas Gas & Electric debs. 8.29s, 2016                                            118,490
        215,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                         241,338
        283,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                326,865
        128,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                       128,320
        173,000  Northwest Corp. 144A sec. notes 5 7/8s,
                 2014                                                                               178,037
         35,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON) (F)
         60,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON) (F)
        330,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                               344,438
         80,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                                  83,200
        490,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                         544,513
        170,000  Teco Energy, Inc. notes 10 1/2s, 2007                                              195,075
        100,000  Teco Energy, Inc. notes 7.2s, 2011                                                 108,625
        150,000  Teco Energy, Inc. notes 7s, 2012                                                   162,000
        470,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                     486,450
        196,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                               220,745
        215,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         240,263
                                                                                              -------------
                                                                                                  6,268,961

Electronics (0.5%)
-----------------------------------------------------------------------------------------------------------
        469,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                                 467,828
        755,000  Celestica, Inc. sr. sub. notes 7 7/8s,
                 2011 (Canada)                                                                      787,088
        745,000  Freescale Semiconductor, Inc. sr. notes
                 Ser. B, 7 1/8s, 2014                                                               803,669
                                                                                              -------------
                                                                                                  2,058,585

Energy (1.6%)
-----------------------------------------------------------------------------------------------------------
        263,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                     289,300
        350,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         365,750
        300,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                314,250
        374,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                               405,790
        125,000  Dresser-Rand Group, Inc. 144A sr. sub.
                 notes 7 3/8s, 2014                                                                 127,813
        215,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                               236,500
        174,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                               187,920
        290,000  Hanover Compressor Co. sub. notes zero %,
                 2007                                                                               256,650
         92,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                     99,360
        283,000  Hornbeck Offshore Services, Inc. 144A
                 sr. notes 6 1/8s, 2014                                                             282,293
        250,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         250,000
        255,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              254,363
        295,506  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                        311,985
        190,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. sr. notes 7 1/8s, 2014                                               200,450
        101,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              106,050
        335,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                      396,975
        630,000  Pemex Project Funding Master Trust 144A
                 company guaranty 9 1/2s, 2027                                                      800,100
        300,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           342,750
        453,000  Pride sr. notes 7 3/8s, 2014                                                       498,300
        320,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                              342,400
         80,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                          84,500
                                                                                              -------------
                                                                                                  6,153,499

Entertainment (0.5%)
-----------------------------------------------------------------------------------------------------------
        158,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                         170,640
        487,000  AMC Entertainment, Inc. sr. sub. notes
                 8s, 2014                                                                           482,739
         15,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                                16,800
        530,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014 (STP)                                                                         400,150
        372,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                             350,610
        204,000  Universal City Florida Holding Co. 144A
                 sr. notes 8 3/8s, 2010                                                             212,160
        255,000  Universal City Florida Holding Co. 144A
                 sr. notes FRN 7 1/2s, 2010                                                         265,200
                                                                                              -------------
                                                                                                  1,898,299

Financial (0.1%)
-----------------------------------------------------------------------------------------------------------
        320,000  China Development Bank bonds and notes 4
                 3/4s, 2014                                                                         316,217
        290,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         327,700
                                                                                                    643,917

Food (0.5%)
-----------------------------------------------------------------------------------------------------------
         64,792  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)(F)                                                13,801
        497,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              518,123
        305,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                               338,931
        175,000  Del Monte Corp. 144A sr. sub. notes 6
                 3/4s, 2015                                                                         177,188
        430,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                         417,100
        531,000  Pinnacle Foods Holding Corp. sr. sub.
                 notes 8 1/4s, 2013                                                                 485,865
EUR     111,000  United Biscuits Finance company guaranty
                 10 5/8s, 2011 (United Kingdom)                                                     152,707
                                                                                              -------------
                                                                                                  2,103,715

Forest Products and Packaging (0.7%)
-----------------------------------------------------------------------------------------------------------
       $240,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                           273,600
        500,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             575,000
         45,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                            52,763
        105,000  Jefferson Smurfit Corp. company guaranty
                 8 1/4s, 2012                                                                       111,300
         20,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        20,650
EUR     250,000  JSG Holding PLC 11 1/2s, 2015                                                      326,665
        $45,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                      49,725
EUR     235,000  MDP Acquisitions PLC sr. notes Ser. EUR,
                 10 1/8s, 2012 (Ireland)                                                            349,181
       $339,910  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               395,995
        305,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                308,050
         25,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                                27,188
        120,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                               127,200
         80,000  Stone Container Finance company guaranty
                 7 3/8s, 2014 (Canada)                                                               82,400
                                                                                              -------------
                                                                                                  2,699,717

Gaming & Lottery (1.5%)
-----------------------------------------------------------------------------------------------------------
        155,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                      173,600
        180,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                               198,000
        315,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                               347,288
         85,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                                91,375
         75,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                                76,875
        190,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                 208,050
        235,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                               245,575
        425,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                         481,313
        260,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                               265,200
         96,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                            100,560
        231,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 234,754
        490,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       545,125
        265,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           294,150
        200,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 225,250
        500,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 540,000
        160,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                 173,200
        408,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 434,520
        375,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                439,688
        183,000  Scientific Games Corp. 144A sr. sub.
                 notes 6 1/4s, 2012                                                                 185,745
        245,000  Station Casinos, Inc. sr. notes 6s, 2012                                           251,125
        275,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                         285,313
        302,000  Wynn Las Vegas, LLC/Wynn Las Vegas
                 Capital Corp. 144A 1st mtge. 6 5/8s,
                 2014                                                                               296,715
                                                                                              -------------
                                                                                                  6,093,421

Health Care (1.9%)
-----------------------------------------------------------------------------------------------------------
        535,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                    553,725
        175,000  Community Health Systems, Inc. 144A sr.
                 sub. notes 6 1/2s, 2012                                                            175,000
        115,000  HCA, Inc. debs. 7.19s, 2015                                                        119,944
        640,000  HCA, Inc. notes 8.36s, 2024                                                        703,104
        150,000  HCA, Inc. notes 7.69s, 2025                                                        155,987
        445,000  HCA, Inc. notes 7s, 2007                                                           465,900
        142,000  HCA, Inc. notes 6 3/8s, 2015                                                       142,835
        300,000  HCA, Inc. notes 6 1/4s, 2013                                                       302,930
        139,000  HCA, Inc. notes 5 3/4s, 2014                                                       134,739
        540,000  Healthsouth Corp. notes 7 5/8s, 2012                                               542,700
        255,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                           263,606
        130,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           134,875
        110,000  Healthsouth Corp. sr. notes 7s, 2008                                               110,963
        305,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                      356,850
        455,000  MQ Associates, Inc. sr. disc. notes
                 stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                               350,350
        356,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         398,720
        220,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                               202,400
        147,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                               130,830
        475,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                         492,813
        128,000  Tenet Healthcare Corp. 144A sr. notes 9
                 1/4s, 2015                                                                         128,000
        435,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                           455,119
        388,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                               392,850
        285,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                294,975
        135,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                               146,475
        100,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                         114,250
        227,000  Vanguard Health Holding Co. II, LLC sr.
                 sub. notes 9s, 2014                                                                242,890
                                                                                              -------------
                                                                                                  7,512,830

Homebuilding (0.9%)
-----------------------------------------------------------------------------------------------------------
         80,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                        87,800
         55,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                                61,474
        350,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                           401,625
         80,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                            87,800
        220,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           225,573
        310,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                              344,100
        205,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                              209,613
        160,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                       165,200
        123,000  KB Home company guaranty 5 7/8s, 2015                                              124,576
        177,000  KB Home sr. notes 5 3/4s, 2014                                                     179,055
        160,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                               176,800
         85,000  Meritage Corp. sr. notes 7s, 2014                                                   87,975
        210,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                         239,925
        225,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                               243,563
        180,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                             200,700
        120,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                  129,000
        176,000  Technical Olympic USA, Inc. 144A sr.
                 sub. notes 7 1/2s, 2015                                                            170,720
        435,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                         485,025
                                                                                              -------------
                                                                                                  3,620,524

Household Furniture and Appliances (0.2%)
-----------------------------------------------------------------------------------------------------------
        585,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                         596,700

Investment Banking/Brokerage (0.1%)
-----------------------------------------------------------------------------------------------------------
        538,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                               578,350

Leisure (--%)
-----------------------------------------------------------------------------------------------------------
         91,000  K2, Inc. sr. notes 7 3/8s, 2014                                                     97,711

Lodging/Tourism (0.9%)
-----------------------------------------------------------------------------------------------------------
        261,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                           293,625
        375,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                               401,250
        153,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                           157,016
        151,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                     157,040
        410,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                                428,450
        275,000  ITT Corp. debs. 7 3/8s, 2015                                                       308,000
        320,000  ITT Corp. notes 6 3/4s, 2005                                                       326,800
        566,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                         633,920
        380,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                   410,400
        300,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                 342,000
        210,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                 223,388
                                                                                              -------------
                                                                                                  3,681,889

Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
EUR     195,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     306,902
        $26,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                              29,835
EUR      95,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             138,372
       $120,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         128,400
        100,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                               110,750
        380,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                         421,800
                                                                                              -------------
                                                                                                  1,136,059

Manufacturing (0.7%)
-----------------------------------------------------------------------------------------------------------
        196,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                      220,500
        300,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                           326,250
        333,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                           393,773
        297,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                         326,700
        505,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                           541,613
        385,000  Legrand SA debs. 8 1/2s, 2025 (France)                                             454,300
        115,000  Mueller Group, Inc. sec. FRN 7.493s,
                 2011                                                                               118,163
        140,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                               151,200
EUR      76,000  Polypore, Inc. notes 8 3/4s, 2012                                                  103,021
       $139,000  Polypore, Inc. sr. sub. notes 8 3/4s,
                 2012                                                                               142,823
        125,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   118,281
                                                                                              -------------
                                                                                                  2,896,624

Media (0.2%)
-----------------------------------------------------------------------------------------------------------
        290,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                               310,300
        265,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                              297,463
                                                                                              -------------
                                                                                                    607,763

Medical Services (1.0%)
-----------------------------------------------------------------------------------------------------------
        188,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                         201,630
        315,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                       347,288
        310,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         342,550
        175,000  Coventry Health Care, Inc. 144A sr.
                 notes 5 7/8s, 2012                                                                 177,625
        185,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                      205,350
        285,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                            288,563
        130,735  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                               140,867
        405,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                               398,925
        396,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                             447,480
         70,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                          74,900
         40,000  Service Corp. International notes 7.2s,
                 2006                                                                                41,400
         15,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          15,675
         60,000  Service Corp. International notes 6
                 1/2s, 2008                                                                          61,575
        145,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                      153,700
        415,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                     415,000
        390,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                               420,713
        165,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                              191,400
         94,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014 (R)                                                              94,940
                                                                                              -------------
                                                                                                  4,019,581

Metal Fabricators (0.1%)
-----------------------------------------------------------------------------------------------------------
        389,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         434,708

Metals (0.8%)
-----------------------------------------------------------------------------------------------------------
        345,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               354,488
        240,000  ALROSA Finance SA 144A company guaranty
                 8 7/8s, 2014 (Luxembourg)                                                          249,000
        156,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                              166,530
        365,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                421,575
         70,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                                  75,600
        435,000  Novels, Inc. 144A sr. notes 7 1/4s, 2015
                 (Canada)                                                                           443,700
EUR     235,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                  342,442
       $370,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         404,225
        203,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                         227,106
        274,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         313,045
         22,805  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                      19,156
         44,328  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                      37,236
        105,000  WHX Corp. sr. notes 10 1/2s, 2005                                                   99,750
                                                                                              -------------
                                                                                                  3,153,853

Natural Gas Utilities (0.9%)
-----------------------------------------------------------------------------------------------------------
        297,000  El Paso Corp. sr. notes 8.05s, 2030                                                292,545
        210,000  El Paso Corp. sr. notes 7 3/8s, 2012                                               211,575
        208,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                         202,280
        105,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                               121,800
        535,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                              556,400
        345,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                            343,275
        545,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                              601,544
        260,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                               280,785
         40,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                                40,400
        211,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                       233,155
         50,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                  55,250
         80,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                                96,000
         80,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                                92,000
        290,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                               321,900
                                                                                              -------------
                                                                                                  3,448,909

Oil & Gas (2.0%)
-----------------------------------------------------------------------------------------------------------
        420,000  Amerada Hess Corp. unsub notes 6.65s,
                 2011                                                                               462,148
        180,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           202,950
        142,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                       154,248
        626,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                         682,340
        157,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                               166,420
        275,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                         280,500
        295,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                       325,238
        140,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                         139,650
        390,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                         411,450
        185,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         198,875
        695,000  Forest Oil Corp. sr. notes 8s, 2011                                                787,956
        115,000  Forest Oil Corp. sr. notes 8s, 2008                                                125,063
        316,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                              319,160
        335,000  Inergy LP/Inergy Finance Corp. 144A sr.
                 notes 6 7/8s, 2014                                                                 333,325
        195,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                            204,263
        380,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                         425,600
        193,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                 203,615
        325,000  Petronas Capital, Ltd. company guaranty
                 7 7/8s, 2022 (Malaysia)                                                            410,735
        264,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                                 289,740
        436,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                            482,870
        350,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    374,500
        170,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default)
                 (NON)(F)                                                                                 2
        489,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                        519,563
        176,000  Stone Energy Corp. 144A sr. sub. notes 6
                 3/4s, 2014                                                                         172,040
        170,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                         186,575
         80,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                          85,400
                                                                                              -------------
                                                                                                  7,944,226

Pharmaceuticals (0.1%)
-----------------------------------------------------------------------------------------------------------
        250,000  Elan Finance PLC/Elan Finance Corp. 144A
                 sr. notes 7 3/4s, 2011 (Ireland)                                                   261,250

Photography/Imaging (0.4%)
-----------------------------------------------------------------------------------------------------------
        420,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                           437,850
        215,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                             226,825
        615,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                 662,663
        110,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 116,050
                                                                                              -------------
                                                                                                  1,443,388

Power Producers (1.4%)
-----------------------------------------------------------------------------------------------------------
         30,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              33,675
         17,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                              18,530
        420,000  AES Corp. (The) 144A sec. notes 9s, 2015                                           474,600
        595,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               666,400
        160,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                               148,800
        780,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                         865,800
        145,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                               167,475
          5,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                 5,844
        680,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                         759,900
        450,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                         561,375
        845,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                               910,488
        310,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                          387,500
         50,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                          51,364
        317,000  Texas Genco LLC/Texas Genco Financing
                 Corp. 144A sr. notes 6 7/8s, 2014                                                  328,095
        131,272  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)(F)                                                  13
                                                                                              -------------
                                                                                                  5,379,859

Publishing (1.4%)
-----------------------------------------------------------------------------------------------------------
        280,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                                295,400
        569,429  CanWest Media, Inc. 144A sr. sub. notes
                 8s, 2012 (Canada)                                                                  607,865
        325,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                                 353,438
        275,000  Dex Media, Inc. disc. notes zero %, 2013                                           206,938
        310,000  Dex Media, Inc. notes 8s, 2013                                                     329,375
        180,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         187,650
        590,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                               622,450
        435,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                  445,875
        180,000  R. H. Donnelley Corp. 144A sr. notes 6
                 7/8s, 2013                                                                         180,450
        195,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             205,238
         70,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                               77,525
        500,000  RH Donnelley Finance Corp. I 144A
                 company guaranty 8 7/8s, 2010                                                      553,750
        250,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           292,500
        325,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         349,375
        390,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                               414,375
        295,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                               279,513
                                                                                              -------------
                                                                                                  5,401,717

Railroads (0.2%)
-----------------------------------------------------------------------------------------------------------
        500,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              560,000
        100,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              104,000
        100,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                             112,500
                                                                                              -------------
                                                                                                    776,500

Real Estate (0.2%)
-----------------------------------------------------------------------------------------------------------
        165,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                     170,363
        420,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                             453,600
                                                                                              -------------
                                                                                                    623,963

Regional Bells (1.3%)
-----------------------------------------------------------------------------------------------------------
         80,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                 72,800
        290,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                         294,350
        215,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                         210,700
        566,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                         660,805
      1,148,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                       1,145,088
        140,000  Eircom Funding company guaranty Ser.
                 US$, 8 1/4s, 2013 (Ireland)                                                        152,950
        210,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                228,375
        390,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                         417,300
        234,000  Qwest Communications International, Inc.
                 144A sr. notes 7 3/4s, 2014                                                        238,095
      1,300,000  Qwest Corp. 144A notes 9 1/8s, 2012                                              1,478,750
        195,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                               244,238
                                                                                              -------------
                                                                                                  5,143,451

Restaurants (0.2%)
-----------------------------------------------------------------------------------------------------------
        266,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                               284,620
        470,000  Sbarro, Inc. company guaranty 11s, 2009                                            472,350
                                                                                              -------------
                                                                                                    756,970

Retail (1.1%)
-----------------------------------------------------------------------------------------------------------
        240,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                     240,600
        475,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               534,375
        260,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                         261,300
        515,000  JC Penney Co., Inc. debs. 7.95s, 2017                                              599,975
        235,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                             254,681
         15,000  JC Penney Co., Inc. notes 8s, 2010                                                  17,006
        195,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                202,800
        232,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                        231,420
        305,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                               327,875
         20,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   18,100
         40,000  Rite Aid Corp. notes 7 1/8s, 2007                                                   39,800
        270,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              268,650
        175,000  Rite Aid Corp. 144A sec. notes 7 1/2s,
                 2015                                                                               172,375
        597,000  Saks, Inc. company guaranty 7s, 2013                                               611,925
        189,000  Toys R Us, Inc. notes 7 5/8s, 2011                                                 196,088
        270,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                       294,300
                                                                                              -------------
                                                                                                  4,271,270

Semiconductor (0.1%)
-----------------------------------------------------------------------------------------------------------
        247,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                      288,990

Shipping (0.1%)
-----------------------------------------------------------------------------------------------------------
        398,000  Navistar International Corp. sr. notes 7
                 1/2s, 2011                                                                         424,865

Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
        175,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                               249,375

Technology Services (0.2%)
-----------------------------------------------------------------------------------------------------------
        130,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         137,313
        670,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                            747,050
                                                                                              -------------
                                                                                                    884,363

Telecommunications (2.5%)
-----------------------------------------------------------------------------------------------------------
        105,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                        97,125
        405,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                         423,225
        300,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                             15,000
      2,210,000  AT&T Corp. sr. notes 9 3/4s, 2031                                                2,814,988
        680,000  AT&T Corp. sr. notes 9.05s, 2011                                                   788,800
        189,847  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)(F)
        117,944  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              111,457
        305,000  Inmarsat Finance PLC company guaranty 7
                 5/8s, 2012 (United Kingdom)                                                        311,100
        406,000  Inmarsat Finance PLC company guaranty
                 stepped-coupon zero % (10 3/8s,
                 10/15/08), 2012                                                                    294,350
        160,000  iPCS, Inc. sr. no 11 1/2s, 2012                                                    182,800
         45,000  IWO Escrow Co. 144A sec. FRN 6.32s, 2012                                            45,000
         45,000  IWO Escrow Co. 144A sr. disc. notes
                 stepped-coupon zero % (10 3/4s,
                 1/15/10), 2015 (STP)                                                                28,688
        300,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                      258,750
        557,000  MCI, Inc. sr. notes 8.735s, 2014                                                   609,219
        137,000  MCI, Inc. sr. notes 7.688s, 2009                                                   142,994
          3,000  MCI, Inc. sr. notes 6.908s, 2007                                                     3,068
        622,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         685,755
      1,013,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      1,050,988
        350,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                               385,000
        150,000  PanAmSat Corp. notes 6 3/8s, 2008                                                  155,250
         95,000  Rogers Cantel, Inc. debs. 9 3/4s, 2016
                 (Canada)                                                                           114,000
        145,000  Rogers Wireless Communications, Inc.
                 sec. notes 9 5/8s, 2011 (Canada)                                                   170,013
        142,000  Rogers Wireless Communications, Inc.
                 sec. notes 7 1/2s, 2015 (Canada)                                                   151,940
        170,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                         164,050
        124,000  SBA Communications Corp. 144A sr. notes
                 8 1/2s, 2012                                                                       129,115
        175,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                              150,719
        365,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                             411,538
        186,311  Verado Holdings, Inc. sr. disc. notes
                 zero %, 2008 (In default) (NON)(F)                                                       6
                                                                                              -------------
                                                                                                  9,694,938

Telephone (0.2%)
-----------------------------------------------------------------------------------------------------------
        173,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                          201,545
        145,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                         156,238
        195,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                         214,988
        128,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         141,120
                                                                                              -------------
                                                                                                    713,891

Textiles (0.4%)
-----------------------------------------------------------------------------------------------------------
        541,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                               584,280
        300,000  Levi Strauss & Co. 144A sr. notes 9
                 3/4s, 2015                                                                         291,750
        245,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                         260,925
        309,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                               331,403
        214,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                             241,285
                                                                                              -------------
                                                                                                  1,709,643

Tire & Rubber (0.3%)
-----------------------------------------------------------------------------------------------------------
        107,000  Cooper Standard Auto 144A notes 8 3/8s,
                 2014                                                                               101,650
         35,000  Cooper Standard Auto 144A notes 7s, 2012                                            34,388
        770,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                       777,700
        110,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         114,125
                                                                                              -------------
                                                                                                  1,027,863

Waste Management (0.3%)
-----------------------------------------------------------------------------------------------------------
        645,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                      670,800
        175,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                         149,625
        183,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                 179,340
                                                                                                    999,765
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $136,040,609)                          $143,148,944

U.S. Government and Agency Mortgage Obligations (15.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
        $16,375  7 1/2s, May 1, 2027                                                                $17,645
     15,801,466  6 1/2s, with due dates from July 1, 2029
                 to November 1, 2034                                                             16,561,303
      3,600,000  6 1/2s, TBA, March 1, 2035                                                       3,763,125
      3,000,000  6 1/2s, TBA, February 1, 2035                                                    3,141,094
                 Federal National Mortgage Association
                 Pass-Through Certificates
          4,214  8s, July 1, 2024                                                                     4,552
         69,334  7 1/2s, with due dates from January 1,
                 2030 to August 1, 2030                                                              74,405
      6,137,395  6 1/2s, with due dates from June 1, 2028
                 to September 1, 2034                                                             6,440,558
     17,300,000  6 1/2s, TBA, February 1, 2035                                                   18,102,827
        432,927  5s, July 1, 2019                                                                   440,452
        400,000  5s, TBA, February 1, 2020                                                          406,312
      1,993,243  4 1/2s, with due dates from August 1,
                 2033 to June 1, 2034                                                             1,949,562
      8,500,000  4 1/2s, TBA, February 1, 2020                                                    8,483,399
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $59,246,984)      $59,385,234

U.S. Treasury Obligations (13.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     $5,440,000  7 1/2s, November 15, 2016                                                       $7,024,400
     12,789,000  6 1/4s, May 15, 2030                                                            15,796,413
      5,965,000  6 1/4s, August 15, 2023                                                          7,154,272
                 U.S. Treasury Notes
      7,289,000  4 1/4s, August 15, 2013                                                          7,380,113
          3,000  4s, November 15, 2012                                                                3,004
      6,946,000  3 1/4s, August 15, 2008                                                          6,886,851
      6,087,000  1 1/8s, June 30, 2005                                                            6,049,907
      7,990,000  U.S. Treasury Strip zero %, November 15,
                 2024                                                                             3,104,081
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $50,658,586)                            $53,399,041

Foreign government bonds and notes (11.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
EUR   2,000,000  Austria (Republic of) 144A notes Ser.
                 EMTN, 3.8s, 2013                                                                $2,672,231
       $255,000  Brazil (Federal Republic of) bonds 10
                 1/2s, 2014                                                                         296,438
        925,000  Brazil (Federal Republic of) bonds 8
                 7/8s, 2019                                                                         955,063
        940,000  Brazil (Federal Republic of) notes 8
                 3/4s, 2025                                                                         926,934
        765,000  Brazil (Federal Republic of) unsub.
                 notes 11s, 2040                                                                    886,635
        496,000  Bulgaria (Republic of) 144A bonds 8
                 1/4s, 2015                                                                         627,440
CAD   1,005,000  Canada (Government of) bonds 5 1/2s,
                 2010                                                                               879,426
CAD     410,000  Canada (Government of) bonds Ser. WL43,
                 5 3/4s, 2029                                                                       378,601
       $235,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                               266,725
        475,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         533,900
        565,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                               659,073
        175,000  Dominican (Republic of) notes 9.04s,
                 2013                                                                               158,375
        795,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 7s (8s,
                 8/15/05), 2030 (STP)                                                               735,375
        155,000  El Salvador (Republic of) bonds 8 1/4s,
                 2032                                                                               158,488
EUR     760,000  France (Government of) bonds 5 3/4s,
                 2032                                                                             1,271,415
EUR   1,470,000  France (Government of) bonds 5 1/2s,
                 2010                                                                             2,158,372
EUR   3,200,000  France (Government of) bonds 4s, 2013                                            4,352,313
EUR     440,000  France (Government of) deb. 4s, 2009                                               600,450
EUR   3,310,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     4,661,551
EUR   2,480,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     3,447,389
EUR     730,000  Greece (Hellenic Republic of) bonds 3
                 1/2s, 2008                                                                         973,652
       $250,000  Indonesia (Republic of) FRN 3.205s, 2005                                           247,500
        100,000  Indonesia (Republic of) FRN 2.795s, 2006                                            98,500
         35,000  Indonesia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                          35,700
        355,000  Intelsat Bermuda, Ltd. 144A sr. notes 8
                 5/8s, 2015                                                                         369,644
        200,000  Peru (Republic of) bonds 8 3/4s, 2033                                              214,000
        665,000  Philippines (Republic of) bonds 9 1/2s,
                 2030                                                                               660,844
        740,000  Philippines (Republic of) bonds 8 3/8s,
                 2011                                                                               759,610
      3,341,250  Russia (Federation of) 144A unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                       3,508,313
        520,000  Russia (Ministry of Finance) deb. Ser.
                 V, 3s, 2008                                                                        485,576
        455,000  South Africa (Republic of) notes 7 3/8s,
                 2012                                                                               520,975
        465,000  South Africa (Republic of) notes 6 1/2s,
                 2014                                                                               510,338
SEK  14,640,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         2,616,239
SEK  16,800,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                     2,980,595
     $1,395,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                       1,690,740
      1,100,000  United Mexican States notes 6 5/8s, 2015                                         1,192,950
        215,000  Venezuela (Republic of) bonds 9 3/8s,
                 2034                                                                               221,880
         90,000  Venezuela (Republic of) notes 10 3/4s,
                 2013                                                                               103,770
        190,000  Venezuela (Republic of) notes 8 1/2s,
                 2014                                                                               193,325
        415,000  Venezuela (Republic of) unsub. bonds 5
                 3/8s, 2010                                                                         381,800
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $38,247,730)                   $44,392,145

Asset-backed securities (9.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $195,668  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                       $196,450
                 Aegis Asset Backed Securities Trust 144A
         38,358  Ser. 04-1N, Class Note, 5s, 2034                                                    38,358
         97,725  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                  97,496
         83,911  Ser. 04-4N, Class Note, 5s, 2034                                                    83,963
        164,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-RN9, Class N2, 10s, 2034                                                        151,913
      1,751,818  Amortizing Residential Collateral Trust
                 Ser. 02-BC1, Class A, IO (Interest
                 only), 6s, 2005                                                                      6,989
         21,237  AQ Finance NIM Trust 144A Ser. 03-N9A,
                 Class Note, 7.385s, 2033                                                            21,278
                 Arcap REIT, Inc. 144A
        208,000  Ser. 03-1A, Class E, 7.11s, 2038                                                   221,650
        116,000  Ser. 04-1A, Class E, 6.42s, 2039                                                   118,302
                 Argent NIM Trust 144A
         17,876  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                            17,920
         23,704  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                    23,704
                 Asset Backed Funding Corp. NIM Trust
                 144A
         84,000  Ser. 04-0PT1, Class N2, 6.9s, 2033
                 (Cayman Islands)                                                                    84,000
         95,521  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                    95,521
        134,454  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           134,012
         25,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            23,042
        136,000  Ser. 04-HE1, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           132,140
        165,909  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 3.2s, 2033                                                   166,155
        260,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 3.51s, 2011                                                              265,180
      9,180,688  Bayview Financial Acquisition Trust Ser.
                 03-X, Class A, IO, 0.9s, 2006                                                      159,703
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        102,279  Ser. 04-HE10, Class A1, 4 1/4s, 2034
                 (Cayman Islands)                                                                   102,279
        172,865  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   173,162
        136,704  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   136,961
        155,000  Bear Stearns Asset Backed Securities,
                 Inc. Ser. 04-FR3, Class M6, 5.668s, 2034                                           155,000
                 Bombardier Capital Mortgage
                 Securitization Corp.
        344,436  Ser. 00-A, Class A4, 8.29s, 2030                                                   289,327
        423,441  Ser. 99-B, Class A3, 7.18s, 2015                                                   326,050
        440,411  Ser. 99-B, Class A4, 7.3s, 2016                                                    341,891
         99,323  Bombardier Capital Mortgage
                 Securitization Corp. FRB Ser. 00-A,
                 Class A1, 2.64s, 2030                                                               50,784
                 CARSSX Finance, Ltd. 144A
         84,250  FRB Ser. 04-AA, Class B3, 5.83s, 2011
                 (Cayman Islands)                                                                    86,096
        296,609  FRB Ser. 04-AA, Class B4, 7.98s, 2011
                 (Cayman Islands)                                                                   304,476
        370,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 3.56s, 2010                                                         378,959
         14,618  Chase Funding Net Interest Margin 144A
                 Ser. 03-4A, Class Note, 6 3/4s, 2036                                                14,655
                 CHEC NIM Ltd., 144A
        156,140  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman
                 Islands)                                                                           156,131
         51,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                            50,709
         31,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman
                 Islands)                                                                            26,660
                 Conseco Finance Securitizations Corp.
        164,871  Ser. 00-2, Class A4, 8.48s, 2030                                                   165,465
      1,060,263  Ser. 00-4, Class A4, 7.73s, 2031                                                 1,034,853
        130,000  Ser. 00-4, Class A5, 7.97s, 2032                                                   112,099
      1,847,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 1,635,215
        434,515  Ser. 00-6, Class M2, 8.2s, 2032                                                     43,451
        145,000  Ser. 01-4, Class A4, 7.36s, 2033                                                   148,886
        479,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   458,052
          9,000  Ser. 01-3, Class A3, 5.79s, 2033                                                     9,178
      1,661,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 1,660,003
        200,000  Ser. 01-3, Class M2, 7.44s, 2033                                                    33,000
        415,995  Ser. 01-4, Class B1, 9.4s, 2033                                                     56,159
      1,166,241  Ser. 02-1, Class A, 6.681s, 2033                                                 1,214,678
        159,000  FRB Ser. 01-4, Class M1, 4.34s, 2033                                                67,050
        394,000  Consumer Credit Reference IDX Securities
                 144A FRB Ser. 02-1A, Class A, 4.521s,
                 2007                                                                               400,186
                 Countrywide Asset Backed Certificates
                 144A
        691,635  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                 691,635
         98,831  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                              98,645
        235,000  Crest, Ltd. 144A Ser. 03-2A, Class E2,
                 8s, 2038                                                                           237,280
        236,000  CS First Boston Mortgage Securities
                 Corp. 144A Ser. 05-6N, Class A, 5 1/4s,
                 2035                                                                               235,207
        960,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.863s, 2039                                                     997,650
        308,840  First Consumers Master Trust FRN Ser.
                 01-A, Class A, 2.79s, 2008                                                         307,296
                 First Franklin NIM Trust 144A
         67,243  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                 66,981
        164,427  Ser. 04-FF10, Class N1, 4.45s, 2034
                 (Cayman Islands)                                                                   164,417
                 Fremont NIM Trust 144A
          8,303  Ser. 03-B, Class Note, 5.65s, 2033                                                   8,313
         32,981  Ser. 04-3, Class B, 7 1/2s, 2034                                                    32,331
        127,158  Ser. 04-A, Class Note, 4 3/4s, 2034                                                126,840
        197,499  Ser. 04-3, Class A, 4 1/2s, 2034                                                   197,163
                 Granite Mortgages PLC
        190,000  FRB Ser. 02-1, Class 1C, 3.97s, 2042
                 (United Kingdom)                                                                   192,983
EUR     780,000  FRB Ser. 03-2, Class 2C1, 5.2s, 2043
                 (United Kingdom)                                                                 1,083,243
GBP     585,000  FRB Ser. 03-2, Class 3C, 6.42s, 2043
                 (United Kingdom)                                                                 1,142,969
                 Green Tree Financial Corp.
       $197,746  Ser. 94-4, Class B2, 8.6s, 2019                                                    140,597
        479,607  Ser. 94-6, Class B2, 9s, 2020                                                      389,633
        200,900  Ser. 95-4, Class B1, 7.3s, 2025                                                    189,473
        194,980  Ser. 95-8, Class B1, 7.3s, 2026                                                    146,937
         72,962  Ser. 95-F, Class B2, 7.1s, 2021                                                     66,669
        209,000  Ser. 96-8, Class M1, 7.85s, 2027                                                   184,923
         52,762  Ser. 99-3, Class A5, 6.16s, 2031                                                    53,280
        678,000  Ser. 99-5, Class A5, 7.86s, 2030                                                   608,327
      1,211,035  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                      1,178,337
        635,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        625,539
                 GSAMP Trust 144A
         21,121  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              21,133
         77,126  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                              77,072
         68,926  Ser. 04-HE1N, Class N1, 5s, 2034                                                    68,802
        725,805  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                               725,442
        281,000  Ser. 04-NIM1, Class N2, zero %, 2034                                               207,884
        709,951  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                706,898
         38,844  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                              38,844
        122,581  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             122,519
                 Holmes Financing PLC
        127,000  FRB Ser. 8, Class 2C, 3.38s, 2040
                 (United Kingdom)                                                                   127,572
        110,000  FRB Ser. 4, Class 3C, 3.96s, 2040
                 (United Kingdom)                                                                   111,408
                 Home Equity Asset Trust 144A
         44,008  Ser. 02-5N, Class A, 8s, 2033                                                       44,008
          1,291  Ser. 03-4N, Class A, 8s, 2033                                                        1,291
         52,436  Ser. 03-7N, Class A, 5 1/4s, 2034                                                   52,469
         38,997  Ser. 04-1N, Class A, 5s, 2034                                                       38,997
        187,297  Ser. 04-5N, Class A, 5 1/4s, 2034                                                  187,531
                 LNR CDO, Ltd. 144A
        685,000  FRB Ser. 02-1A, Class FFL, 5.27s, 2037
                 (Cayman Islands)                                                                   685,000
        415,000  FRB Ser. 03-1A, Class EFL, 5.52s, 2036
                 (Cayman Islands)                                                                   450,358
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
          3,283  Ser. 03-2, Class N1, 7.627s, 2033                                                    3,283
          1,867  Ser. 03-4, Class N1, 6.535s, 2033                                                    1,867
         95,984  Ser. 04-2, Class N1, 4.94s, 2034                                                    95,984
        135,152  Ser. 04-5, Class Note, 5s, 2034                                                    135,449
        905,384  Long Beach Mortgage Loan Trust Ser.
                 04-3, Class S1, IO, 4 1/2s, 2006                                                    46,967
GBP     500,000  Lothian Mortgages PLC 144A FRN Ser. 3A,
                 Class D, 5.67s, 2039 (United Kingdom)                                              942,950
       $568,528  Madison Avenue Manufactured Housing
                 Contract FRB Ser. 02-A, Class B1, 5.78s,
                 2032                                                                               312,690
                 Master Asset Backed Securities NIM Trust
                 144A
         77,000  Ser. 04-CI5, Class N2, 10s, 2034                                                    76,923
        119,194  Ser. 04-HE1, Class A, 5 1/4s, 2034                                                 119,182
        370,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.66s, 2010                                                  378,141
         32,336  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                    32,420
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
         76,578  Ser. 04-FM1N, Class N1, 5s, 2035                                                    76,241
         62,903  Ser. 04-HE1N, Class N1, 5s, 2006                                                    62,462
         92,659  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                        90,184
        155,000  Morgan Stanley ABS Capital I FRB Ser.
                 04-HE8, Class B3, 5.73s, 2034                                                      156,532
         95,000  Morgan Stanley Auto Loan Trust 144A Ser.
                 04-HB2, Class E, 5s, 2012                                                           92,061
                 Morgan Stanley Dean Witter Capital I
         60,154  FRN Ser. 01-NC3, Class B1, 4.98s, 2031                                              59,584
        164,086  FRN Ser. 01-NC4, Class B1, 4.918s, 2032                                            162,760
         37,753  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                            37,859
                 Oakwood Mortgage Investors, Inc.
        494,000  Ser. 00-D, Class A4, 7.4s, 2030                                                    322,780
        761,437  Ser. 01-C, Class A2, 5.92s, 2017                                                   479,858
        376,477  Ser. 01-C, Class A4, 7.405s, 2030                                                  262,329
        118,712  Ser. 01-D, Class A2, 5.26s, 2019                                                    91,729
        459,000  Ser. 01-D, Class A4, 6.93s, 2031                                                   362,931
        852,483  Ser. 01-E, Class A2, 5.05s, 2019                                                   698,104
        285,112  Ser. 02-A, Class A2, 5.01s, 2020                                                   240,036
        240,000  Ser. 02-B, Class A4, 7.09s, 2032                                                   216,000
      1,028,090  Ser. 02-C, Class A1, 5.41s, 2032                                                   913,664
        410,643  Ser. 99-B, Class A4, 6.99s, 2026                                                   372,210
        739,251  Ser. 99-D, Class A1, 7.84s, 2029                                                   701,401
        205,586  Oakwood Mortgage Investors, Inc. 144A
                 Ser. 01-B, Class A4, 7.21s, 2030                                                   195,944
        262,000  Ocean Star PLC 144A FRB Ser. 04-A, Class
                 E, 8.606s, 2018 (Ireland)                                                          262,000
         18,561  Option One Mortgage Securities Corp. NIM
                 Trust 144A Ser. 03-5, Class Note, 6.9s,
                 2033                                                                                18,654
         38,000  Park Place Securities NIM Trust 144A
                 Ser. 04-WCW2, Class D, 7.387s, 2034                                                 38,000
        109,430  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A4FL, 7.98s,
                 2012                                                                               109,605
         55,000  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class B, 5s, 2034                                                   49,830
                 Permanent Financing PLC FRB
        150,000  Ser. 1, Class 3C, 3.66s, 2042 (United
                 Kingdom)                                                                           151,440
        190,000  Ser. 3, Class 3C, 3.61s, 2042 (United
                 Kingdom)                                                                           192,584
GBP     480,000  Ser. 6, Class 3C, 2.85s, 2042 (United
                 Kingdom)                                                                           905,232
     $1,166,810  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s,
                 2005                                                                                23,988
        253,085  Residential Asset Securities Corp. 144A
                 Ser. 04-N10B, Class A1, 5s, 2034                                                   253,085
        134,298  Rural Housing Trust Ser. 87-1, Class D,
                 6.33s, 2026                                                                        137,823
                 SAIL Net Interest Margin Notes 144A
        129,727  Ser. 03-10A, Class A, 7 1/2s, 2033
                 (Cayman Islands)                                                                   130,376
         54,010  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                    54,550
         41,739  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                            42,052
         17,969  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            17,950
         90,871  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                            90,845
         31,031  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            31,031
         73,939  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            73,390
         17,073  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            16,987
         45,787  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            45,549
         83,807  Ser. 03-BC2A, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                    83,564
        385,616  Ser. 04-10A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           385,770
        211,589  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   211,589
        242,256  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           241,893
        183,114  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   182,859
         44,852  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    44,107
        217,335  Ser. 04-8A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           217,335
        104,936  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   102,580
        150,080  Ser. 04-AA, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   149,555
                 Sasco Net Interest Margin Trust 144A
         39,914  Ser. 03-AM1, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                    39,720
        148,881  Ser. 03-BC1, Class B, zero %, 2033                                                 126,549
         34,271  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                    34,271
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
         45,044  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 44,990
         27,611  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  27,681
         34,100  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                 34,239
         14,719  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  14,719
         23,012  Ser. 04-FM1N, Class N, 6.16s, 2033                                                  23,056
         58,419  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                 58,273
         21,682  Ser. 04-HS1N, Class Note, 5.92s, 2034                                               21,682
                 Structured Asset Investment Loan Trust
         64,238  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                 64,438
      2,207,641  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  19,796
      1,048,003  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  19,733
      5,904,743  Ser. 04-1, Class A, IO, 6s, 2005                                                   169,780
        254,000  TIAA Real Estate CDO, Ltd. Ser. 03-1A,
                 Class E, 8s, 2038 (Cayman Islands)                                                 246,036
        212,000  TIAA Real Estate CDO, Ltd. 144A Ser.
                 02-1A, Class IV, 6.84s, 2037                                                       201,438
      1,347,515  Washington Mutual Ser. 03-S1, Class A11,
                 IO, 5 1/2s, 2033                                                                    51,374
                 Wells Fargo Home Equity Trust 144A
        495,201  Ser. 04-2, Class N1, 4.45s, 2034                                                   495,172
        116,000  Ser. 04-2, Class N2, 8s, 2034                                                      110,200
                 Whole Auto Loan Trust 144A
        297,387  Ser. 03-1, Class D, 6s, 2010                                                       296,318
        273,000  Ser. 04-1, Class D, 5.6s, 2011                                                     272,190
                                                                                              -------------
                 Total Asset-backed securities  (cost $39,988,556)                              $38,879,490

Collateralized mortgage obligations (4.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Banc of America Commercial Mortgage,
                 Inc. 144A
        $87,946  Ser. 01-1, Class J, 6 1/8s, 2036                                                   $86,709
        199,000  Ser. 01-1, Class K, 6 1/8s, 2036                                                   147,952
        114,000  Banc of America Large Loan 144A FRN Ser.
                 02-FL2A, Class L1, 5.4s, 2014                                                      114,334
        133,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. Ser. 00-WF2, Class
                 F, 8.195s, 2032                                                                    159,253
        190,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 4.95s, 2016                                                               189,999
      2,093,508  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, IO, 0.916s, 2017                                                       46,450
        289,000  Commercial Mortgage Pass-Through
                 Certificates 144A Ser. 01-FL4A, Class D,
                 3.253s, 2013                                                                       282,266
        757,000  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2033                                                     805,259
      1,143,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                               1,219,203
                 CS First Boston Mortgage Securities
                 Corp. 144A
        192,000  FRB Ser. 03-TF2A, Class L, 6.48s, 2014                                             190,962
        520,000  Ser. 98-C1, Class F, 6s, 2040                                                      381,814
        192,000  Ser. 02-CP5, Class M, 5 1/4s, 2035                                                 137,952
     20,684,967  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.082s,
                 2031                                                                               538,516
                 DLJ Commercial Mortgage Corp.
        152,919  Ser. 98-CF2, Class B4, 6.04s, 2031                                                 149,907
        489,824  Ser. 98-CF2, Class B5, 5.95s, 2031                                                 335,632
                 DLJ Mortgage Acceptance Corp. 144A
        149,000  Ser. 97-CF1, Class B2, 8.16s, 2030                                                  37,250
        144,000  Ser. 97-CF1, Class B1, 7.91s, 2030                                                 156,708
GBP      72,034  European Loan Conduit 144A FRN Ser. 6A,
                 Class F, 7.148s, 2010 (United Kingdom)                                             137,548
                 Fannie Mae
           $372  Ser. 92-15, Class L, IO, 1037.606s, 2022                                             3,927
         62,796  Ser. 98-51, Class SG, IO, 24.04s, 2022                                              30,178
        210,519  Ser. 02-36, Class SJ, 14.081s, 2029                                                222,237
        218,028  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                233,493
          4,670  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                  5,003
            511  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                     544
          2,043  Ser. 02-14, Class A2, 7 1/2s, 2042                                                   2,186
        271,767  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                290,266
          1,196  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                   1,278
          3,169  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                   3,382
      1,053,538  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               1,122,934
        157,582  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 168,084
        481,385  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                 514,410
        199,932  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 213,771
        100,320  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 106,928
        470,934  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                 505,530
          1,021  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                   1,092
        502,668  Ser. 03-58, Class ID, IO, 6s, 2033                                                  87,338
        491,842  Ser. 03-26, Class IG, IO, 6s, 2033                                                  72,583
        395,856  Ser. 322, Class 2, IO, 6s, 2032                                                     71,131
        486,614  Ser. 318, Class 2, IO, 6s, 2032                                                     89,168
        666,730  Ser. 03-118, Class S, IO, 5.57s, 2033                                               73,340
        721,519  Ser. 03-118, Class SF, IO, 5.57s, 2033                                              85,004
        456,128  Ser. 02-36, Class QH, IO, 5.52s, 2029                                               15,499
      2,357,651  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                465,820
      1,045,441  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                204,923
      1,418,444  Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                             128,325
        178,685  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                                2,947
      4,077,220  Ser. 03-W10, Class 1A, IO, 1.651s, 2043                                             91,737
      4,793,939  Ser. 03-W10, Class 3A, IO, 1.615s, 2043                                            110,860
      2,590,450  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                             84,449
      4,278,274  Ser. 00-T6, IO, 0.755s, 2030                                                        76,875
      7,374,791  Ser. 02-T18, IO, 0.52s, 2042                                                       104,524
         80,946  Ser. 99-51, Class N, PO (Principal
                 only), zero %, 2029                                                                 69,715
         32,989  Ser. 99-52, Class MO, PO, zero %, 2026                                              31,450
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
          6,296  Ser. T-58, Class 4A, 7 1/2s, 2043                                                    6,729
      2,392,123  Ser. T-57, Class 1AX, IO, 0.446s, 2043                                              23,204
      7,194,612  FFCA Secured Lending Corp. Ser. 00-1,
                 Class X, IO, 1.562s, 2020                                                          422,043
                 Freddie Mac
        273,968  IFB Ser. 2763, Class SC, 18.70s, 2032                                              317,271
      1,549,232  Ser. 216, IO, 6s, 2032                                                             276,139
        786,800  Ser. 2515, Class IG, IO, 5 1/2s, 2032                                              182,865
        378,251  Ser. 2626, Class IK, IO, 5 1/2s, 2030                                               67,107
        404,800  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                               72,105
        279,044  Ser. 2833, Class IK, IO, 5 1/2s, 2023                                               37,671
        167,892  Ser. 215, PO, zero %, 2031                                                         151,056
        166,482  Ser. 2235, PO, zero %, 2030                                                        141,666
                 GE Capital Commercial Mortgage Corp.
                 144A
        321,000  Ser. 00-1, Class G, 6.131s, 2033                                                   286,749
        199,000  Ser. 00-1, Class H, 6.131s, 2033                                                   142,544
        282,877  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                               225,458
                 Government National Mortgage Association
        141,302  Ser. 01-43, Class SJ, IO, 5.1s, 2029                                                 1,523
         78,150  Ser. 98-2, Class EA, PO, zero %, 2028                                               66,488
        117,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.73s, 2015                                                 117,146
GBP     612,939  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.348s, 2011 (Ireland)                                         1,162,300
                 LB Commercial Conduit Mortgage Trust
                 144A
       $136,232  Ser. 99-C1, Class G, 6.41s, 2031                                                   131,605
        534,000  Ser. 98-C4, Class J, 5.6s, 2035                                                    390,425
        356,000  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A FRN Ser. 03-LLFA,
                 Class L, 6.2s, 2014                                                                351,373
                 Mach One Commercial Mortgage Trust 144A
        226,000  Ser. 04-1A, Class J, 5.45s, 2040                                                   189,343
        114,000  Ser. 04-1A, Class K, 5.45s, 2040                                                    93,195
         52,000  Ser. 04-1A, Class L, 5.45s, 2040                                                    38,058
      3,625,882  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 96-C2, Class JS, IO, 2.13s, 2028                                              179,284
      3,109,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-BPC1, Class XC, IO, 0.059s, 2041                                                 60,237
        930,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                          685,468
      2,792,799  Mortgage Capital Funding, Inc. Ser.
                 97-MC2, Class X, IO, 1.483s, 2012                                                   68,300
        111,000  PNC Mortgage Acceptance Corp. 144A Ser.
                 00-C1, Class J, 6 5/8s, 2010                                                        98,332
                 Starwood Asset Receivables Trust 144A
         95,279  FRB Ser. 03-1A, Class F, 3.63s, 2022                                                95,403
        122,502  FRB Ser. 03-1A, Class E, 3.58s, 2022                                               122,661
                 STRIPS 144A
         87,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                            72,080
        104,000  Ser. 03-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                            77,657
        100,000  Ser. 04-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                            83,810
         90,000  Ser. 04-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                            68,508
EUR     216,000  Titan Europe PLC 144A FRN Ser. 04-2A,
                 Class D, 3.044s, 2014 (United Kingdom)                                             281,534
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $19,271,631)                  $17,195,982

Senior loans (3.2%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Advertising and Marketing Services (--%)
-----------------------------------------------------------------------------------------------------------
        $81,481  Lamar Media bank term loan FRN Ser. D,
                 4.063s, 2010                                                                       $82,322

Aerospace and Defense (--%)
-----------------------------------------------------------------------------------------------------------
         24,750  Transdigm, Inc. bank term loan FRN Ser.
                 C, 4.67s, 2010                                                                      25,044

Automotive (0.1%)
-----------------------------------------------------------------------------------------------------------
         92,571  Hayes Lemmerz International, Inc. bank
                 term loan FRN 6.148s, 2009                                                          94,133
        300,313  TRW Automotive bank term loan FRN Ser.
                 B, 4 3/8s, 2010                                                                    300,750
                                                                                              -------------
                                                                                                    394,883

Beverage (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Constellation Brands, Inc. bank term
                 loan FRN Ser. B, 4.404s, 2011                                                    1,012,321

Broadcasting (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,020,000  Alliance Atlantist bank term loan FRN
                 Ser. B, 4.294s, 2011                                                             1,030,838
         82,592  DirecTV bank term loan FRN Ser. B-2,
                 4.465s, 2010                                                                        83,686
                                                                                              -------------
                                                                                                  1,114,524

Cable Television (0.2%)
-----------------------------------------------------------------------------------------------------------
        100,000  Century Cable Holdings bank term loan
                 FRN 7 1/4s, 2009                                                                    99,196
        408,573  Charter Communications Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 5.38s, 2011                                                                406,859
         34,650  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 5.188s, 2009                                                     35,152
        270,000  Olympus Cable bank term loan FRN Ser. B,
                 7 1/4s, 2010                                                                       267,638
         76,239  Sum Media bank term loan FRN Ser. B,
                 4.144s, 2009                                                                        76,763
                                                                                              -------------
                                                                                                    885,608

Chemicals (0.1%)
-----------------------------------------------------------------------------------------------------------
        173,688  Hercules, Inc. bank term loan FRN Ser.
                 B, 3.985s, 2010                                                                    175,262
         57,225  Nalco Co. bank term loan FRN Ser. B,
                 4.635s, 2010                                                                        57,980
                                                                                              -------------
                                                                                                    233,242

Commercial and Consumer Services (--%)
-----------------------------------------------------------------------------------------------------------
         87,051  Coinmach Corp. bank term loan FRN Ser.
                 B, 5.448s, 2009                                                                     87,922

Consumer Goods (--%)
-----------------------------------------------------------------------------------------------------------
         67,759  Rayovac Corp. bank term loan FRN Ser. C,
                 4.871s, 2009                                                                        68,380

Containers (--%)
-----------------------------------------------------------------------------------------------------------
         99,250  Solo Cup Co. bank term loan FRN 4.993s,
                 2011                                                                               100,925

Electric Utilities (--%)
-----------------------------------------------------------------------------------------------------------
         80,000  Unisource Energy bank term loan FRN Ser.
                 B, 5.652s, 2011                                                                     80,300

Energy (--%)
-----------------------------------------------------------------------------------------------------------
        120,000  Dresser, Inc. bank term loan FRN 5.84s,
                 2010                                                                               121,800

Entertainment (0.2%)
-----------------------------------------------------------------------------------------------------------
         77,955  AMF Bowling Worldwide bank term loan FRN
                 Ser. B, 5.506s, 2009                                                                78,637
        119,700  MGM Studios bank term loan FRN Ser. B,
                 5.06s, 2011                                                                        119,670
         42,230  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.9s, 2009                                                                       42,877
        350,000  Universal City Development bank term
                 loan FRN Ser. B, 4.583s, 2011                                                      355,250
                                                                                              -------------
                                                                                                    596,434

Financial (--%)
-----------------------------------------------------------------------------------------------------------
        108,694  Hilb, Rogal & Hamilton Co. bank term
                 loan FRN Ser. B, 4.813s, 2011                                                      110,121

Food (0.1%)
-----------------------------------------------------------------------------------------------------------
         79,298  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 4.96s, 2010                                                                 79,628
          7,728  Dole Food Co. bank term loan FRN Ser. D,
                 4.843s, 2009                                                                         7,841
         80,000  Dole Holding Co. bank term loan FRN 8s,
                 2010                                                                                81,900
                                                                                              -------------
                                                                                                    169,369

Forest Products and Packaging (--%)
-----------------------------------------------------------------------------------------------------------
         68,441  Graphics Packaging bank term loan FRN
                 Ser. Ser. C, 5.133s, 2010                                                           69,553

Gaming & Lottery (--%)
-----------------------------------------------------------------------------------------------------------
         45,077  Penn National Gaming, Inc. bank term
                 loan FRN Ser. D, 4.99s, 2010                                                        45,178

Health Care (--%)
-----------------------------------------------------------------------------------------------------------
         79,800  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 4.15s, 2011                                                        80,386

Homebuilding (--%)
-----------------------------------------------------------------------------------------------------------
         50,000  Landsource bank term loan FRN Ser. B,
                 5.063s, 2010                                                                        50,688

Household Furniture and Appliances (--%)
-----------------------------------------------------------------------------------------------------------
         67,143  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.535s, 2012                                                                68,038

Manufacturing (0.1%)
-----------------------------------------------------------------------------------------------------------
         91,435  Amsted Industries bank term loan FRN
                 5.432s, 2010                                                                        92,920
         63,729  EaglePicher bank term loan FRN Ser. B,
                 5.46s, 2009                                                                         63,809
         49,660  Flowserve Corp. bank term loan FRN Ser.
                 C, 5.358s, 2009                                                                     50,498
         79,086  Invensys, PLC bank term loan FRN Ser.
                 B-1, 6.091s, 2009 (United Kingdom)                                                  80,322
         94,495  Mueller Group bank term loan FRN 5.099s,
                 2011                                                                                95,322
         32,839  SPX Corp. bank term loan FRN Ser. B-1,
                 4.438s, 2009                                                                        32,962
                                                                                              -------------
                                                                                                    415,833

Media (0.1%)
-----------------------------------------------------------------------------------------------------------
         18,662  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.514s, 2009                                                           18,833
         46,657  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 5.474s, 2009                                                           47,084
        198,500  Warner Music Group bank term loan FRN
                 Ser. B, 5.209s, 2011                                                               200,774
                                                                                              -------------
                                                                                                    266,691

Medical Services (0.1%)
-----------------------------------------------------------------------------------------------------------
         61,719  Beverly Enterprises, Inc. bank term loan
                 FRN 5.082s, 2008                                                                    62,490
         98,505  Concentra bank term loan FRN 5.045s,
                 2009                                                                                99,531
        197,301  DaVita, Inc. bank term loan FRN Ser. B,
                 4.458s, 2009                                                                       197,512
         79,600  Fisher Scientific International, Inc.
                 bank term loan FRN Ser. B, 3.92s, 2011                                              80,164
                                                                                              -------------
                                                                                                    439,697

Medical Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
         49,375  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 6.06s, 2009                                                                49,684
         54,313  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 4.31s, 2011                                                             54,584
         80,031  Medex, Inc. bank term loan FRN Ser. B, 5
                 1/2s, 2009                                                                          80,698
                                                                                              -------------
                                                                                                    184,966

Metals (--%)
-----------------------------------------------------------------------------------------------------------
        115,259  SGL Carbon, LLC bank term loan FRN
                 4.95s, 2009                                                                        115,835

Natural Gas Utilities (0.2%)
-----------------------------------------------------------------------------------------------------------
        435,252  EL Paso Corp. bank term loan FRN Ser. B,
                 Class B, 5.188s, 2009                                                              439,484
        113,000  El Paso Corp. bank  Corp. term loan FRN
                 Ser. C, 2.3s, 2009                                                                 113,883
         64,028  Williams Products bank term loan FRN
                 Ser. C, 4.99s, 2007                                                                 64,882
                                                                                              -------------
                                                                                                    618,249

Power Producers (0.3%)
-----------------------------------------------------------------------------------------------------------
        437,500  NRG bank term loan FRN 2.45s, 2011                                                 438,320
        562,500  NRG bank term loan FRN Ser. B, 4.295s,
                 2011                                                                               565,031
                                                                                              -------------
                                                                                                  1,003,351

Publishing (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,450,000  Advertising Direct bank term loan FRN
                 4.48s, 2011                                                                      1,462,170
         81,763  Dex Media West, LLC bank term loan FRN
                 Ser. B, 4.26s, 2010                                                                 82,740
         63,587  PRIMEDIA, Inc. bank term loan FRN Ser.
                 B, 5 3/8s, 2009                                                                     62,792
      1,000,000  Raycom Media, Inc. bank term loan FRN
                 Ser. B, 4.563s, 2012                                                             1,011,250
        107,637  RH Donnelley Finance Corp. bank term
                 loan FRN Ser. B, 4.275s, 2011                                                      108,635
        110,000  WRC Media Corp. bank term loan FRN
                 6.761s, 2009                                                                       109,175
                                                                                              -------------
                                                                                                  2,836,762

Real Estate (0.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  General Growth Propery bank term loan
                 FRN Ser. B, 4.64s, 2008                                                            503,386

Regional Bells (--%)
-----------------------------------------------------------------------------------------------------------
         49,667  Consolidated Communications bank term
                 loan FRN Ser. C, 4.95s, 2012                                                        50,412
        105,625  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 7.39s, 2007                                             110,076
                                                                                              -------------
                                                                                                    160,488

Retail (0.1%)
-----------------------------------------------------------------------------------------------------------
        250,000  Boise Cascade Corp. bank term loan FRN
                 Ser. C, 4.688s, 2011                                                               250,085

Shipping (--%)
-----------------------------------------------------------------------------------------------------------
         68,696  Pacer International, Inc. bank term loan
                 FRN 4.371s, 2010                                                                    69,555

Telecommunications (--%)
-----------------------------------------------------------------------------------------------------------
         59,548  PanAmSat Corp. bank term loan FRN Ser.
                 B, 5 1/4s, 2011                                                                     59,972
         49,750  SBA Senior Finance, Inc. bank term loan
                 FRN 4.862s, 2008                                                                    50,356
                                                                                              -------------
                                                                                                    110,328

Tire & Rubber (--%)
-----------------------------------------------------------------------------------------------------------
         80,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 7.03s, 2006                                                           81,120
         75,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.6s, 2007                                                            75,680
                                                                                              -------------
                                                                                                    156,800

Waste Management (--%)
-----------------------------------------------------------------------------------------------------------
         80,989  Allied Waste Industries, Inc. bank term
                 loan FRN 5 1/8s, 2010                                                               82,146
         13,790  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 2.4s, 2010                                                         13,962
                                                                                              -------------
                                                                                                     96,108
                                                                                              -------------
                 Total Senior loans  (cost $12,494,538)                                         $12,625,172

Common stocks (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          1,083  AboveNet, Inc. (NON)                                                               $32,761
          1,153  Alderwoods Group, Inc. (NON)                                                        13,876
        350,000  AMRESCO Creditor Trust (acquired
                 6/17/99, cost $62,787) (RES)(NON)(R)(F)                                                350
            605  Birch Telecom, Inc. (NON)(F)                                                             6
         46,000  Coinmach Service Corp. IDS (Income
                 Deposit Securities) (NON)                                                          579,600
            248  Comdisco Holding Co., Inc.                                                           6,138
      1,883,299  Contifinancial Corp. Liquidating Trust
                 Units                                                                               47,082
          8,378  Covad Communications Group, Inc. (NON)                                              14,159
            267  Crown Castle International Corp. (NON)                                               4,379
            614  Genesis HealthCare Corp. (NON)                                                      21,294
         25,179  Globix Corp. (NON)                                                                  89,134
        295,000  iPCS Escrow, Inc. (NON)(F)                                                             295
          6,866  iPCS, Inc. (NON)                                                                   212,846
             99  Knology, Inc. (NON)                                                                    228
             87  Leucadia National Corp.                                                              3,150
          3,473  Lodgian, Inc. (NON)                                                                 40,808
         60,000  Loewen Group International, Inc.
                 (NON)(F)                                                                                 6
          3,095  Northwestern Corp. (NON)                                                            87,774
            431  Polymer Group, Inc. Class A (NON)                                                    7,758
          1,004  PSF Group Holdings, Inc. 144A Class A
                 (NON)(F)                                                                         1,505,790
         28,727  Regal Entertainment Group (F)                                                      571,093
            129  Sterling Chemicals, Inc. (NON)                                                       5,096
            467  Sun Healthcare Group, Inc. (NON)                                                     3,554
              8  USA Mobility, Inc. (NON)                                                               284
        503,131  VFB LLC (acquired various dates from
                 10/27/00 through 12/08/03, cost
                 $355,888) (RES)(NON)                                                               103,142
          2,398  Washington Group International, Inc.
                 (NON)                                                                               94,433
                                                                                              -------------
                 Total Common stocks  (cost $7,901,558)                                          $3,445,036

Brady bonds (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $900,000  Argentina (Republic of) govt. guaranty
                 FRB Ser. L-GL, 3 1/2s, 2023 (In default)
                 (NON)                                                                             $499,500
        344,120  Brazil (Federal Republic of) FRB Ser. 18
                 YR, 3 1/8s, 2012                                                                   329,082
        233,825  Brazil (Federal Republic of) govt.
                 guaranty FRB Ser. RG, 3 1/8s, 2012                                                 223,607
        375,000  Peru (Republic of) coll. FLIRB Ser.
                 20YR, 4 1/2s, 2017                                                                 347,813
        325,600  Peru (Republic of) FRB Ser. 20 YR, 5s,
                 2017                                                                               307,692
                                                                                              -------------
                 Total Brady bonds  (cost $1,453,481)                                            $1,707,694

Preferred stocks (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          5,858  Doane Pet Care Co. $7.125 pfd.                                                    $304,616
             14  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                                7,560
            210  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                               217,350
          6,895  iStar Financial, Inc. Ser. F, $1.95 cum.
                 pfd. (R)                                                                           180,304
             16  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK)                                                                         131,200
            473  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                    428,065
                                                                                              -------------
                 Total Preferred stocks  (cost $1,198,225)                                       $1,269,095

Convertible preferred stocks (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          1,355  Emmis Communications Corp. Ser. A,
                 $3.125 cum. cv. pfd.                                                               $59,451
          2,910  Omnicare, Inc. $2.00 cv. pfd.                                                      145,500
             37  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                     196,100
          3,690  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               316,879
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $649,676)                               $717,930

Units (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
        470,000  Morrison Knudsen Corp. 2032                                                        $35,838
            376  XCL Equity Units zero % (F)                                                        167,075
                                                                                              -------------
                 Total Units  (cost $1,201,151)                                                    $202,913

Convertible bonds and notes (--%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,210,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                  $12
        145,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           188,319
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $1,173,108)                              $188,331

Warrants (--%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
    Number of warrants                                                            Expiration date     Value
-----------------------------------------------------------------------------------------------------------
            391  AboveNet, Inc.                                                   9/8/2008           $4,692
            460  AboveNet, Inc.                                                   9/8/2010            3,680
            560  Dayton Superior Corp. 144A                                       6/15/2009              --
            266  MDP Acquisitions PLC 144A                                        10/1/2013           7,448
            210  Mikohn Gaming Corp. 144A                                         8/15/2008           1,840
            220  ONO Finance PLC 144A (United Kingdom)                            2/15/2011               2
            230  Pliant Corp. 144A                                                6/1/2010                2
            570  Travel Centers of America, Inc. 144A                             5/1/2009            2,850
            900  Ubiquitel, Inc. 144A                                             4/15/2010              --
          1,479  Washington Group International, Inc.
                 Ser. A                                                           1/25/2006          16,742
          1,691  Washington Group International, Inc.
                 Ser. B                                                           1/25/2006          14,204
            914  Washington Group International, Inc.
                 Ser. C                                                           1/25/2006           6,535
            320  XM Satellite Radio Holdings, Inc. 144A                           3/15/2010          27,200
                                                                                              -------------
                 Total Warrants  (cost $302,622)                                                    $85,195

Short-term investments (9.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $35,275,785  Putnam Prime Money Market Fund (e)                                             $35,275,785
        600,000  U.S. Treasury Bill zero %, March 31,
                 2005 (SEG)                                                                         597,917
                                                                                              -------------
                 Total Short-term investments  (cost $35,873,702)                               $35,873,702
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $405,702,157) (b)                                     $412,515,904
-----------------------------------------------------------------------------------------------------------





Forward currency contracts to buy at January 31, 2005 (Unaudited)
(aggregate face value $57,315,201)
                                                                                                 Unrealized
                                                              Aggregate      Delivery         appreciation/
                                              Value          face value          date        (depreciation)
-----------------------------------------------------------------------------------------------------------
Australian Dollar                       $11,192,239         $11,183,871       4/20/05                $8,368
British Pound                             9,995,264          10,052,488       3/16/05               (57,224)
Canadian Dollar                              21,609              21,705       4/20/05                   (96)
Danish Krone                                681,730             695,513       3/16/05               (13,783)
Euro                                      6,288,896           6,422,459       3/16/05              (133,563)
Japanese Yen                             17,520,588          17,680,024       5/18/05              (159,436)
New Zealand Dollar                          170,032             171,252       4/20/05                (1,220)
Polish Zloty                                283,599             282,134       3/16/05                 1,465
Swedish Krona                               953,501             996,204       3/16/05               (42,703)
Swiss Franc                               8,492,006           8,810,530       3/16/05              (318,524)
Taiwan Dollar                             1,010,168             999,021       5/18/05                11,147
-----------------------------------------------------------------------------------------------------------
                                                                                                  $(705,569)
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to sell at January 31, 2005 (Unaudited)
(aggregate face value $65,633,097)
                                                                                                 Unrealized
                                                              Aggregate      Delivery         appreciation/
                                              Value          face value          date        (depreciation)
-----------------------------------------------------------------------------------------------------------
Australian Dollar                        $3,398,293          $3,375,845       4/20/05             $(22,448)
British Pound                             3,232,648           3,213,831       3/16/05              (18,817)
Canadian Dollar                           8,706,144           9,009,172       4/20/05               303,028
Euro                                     30,678,019          31,261,781       3/16/05               583,762
Norwegian Krone                           5,494,684           5,661,970       3/16/05               167,286
Swedish Krona                             7,184,489           7,424,523       3/16/05               240,034
Swiss Franc                               5,439,728           5,689,451       3/16/05               249,723
-----------------------------------------------------------------------------------------------------------
                                                                                                 $1,502,568
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at January 31, 2005 (Unaudited)

                                                                                                 Unrealized
                                                              Aggregate    Expiration         appreciation/
                                              Value          face value          date        (depreciation)
-----------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap 10yr (Long)         $892,250            $887,570        Mar-05                $4,680
Euro-Bobl 5 yr (Long)                     7,100,299           7,078,557        Mar-05                21,742
Euro-Bund 10 yr (Long)                   10,942,176          10,778,524        Mar-05               163,652
Liffe-Gilt (Long)                         2,511,565           2,510,823        Mar-05                   742
Japanese Government Bond 10 yr (Long)     4,047,854           4,008,527        Mar-05                39,327
Japanese Government Bond 10 yr-TSE (Long) 6,747,873           6,680,938        Mar-05                66,935
U.S. Treasury Note 10 yr (Long)           7,746,328           7,708,608        Mar-05                37,720
U.S. Treasury Note 30 yr (Long)           4,478,906           4,436,408        Mar-05                42,498
U.S. Treasury Note 5 yr (Short)          60,196,750          60,139,130        Mar-05               (57,620)
-----------------------------------------------------------------------------------------------------------
                                                                                                   $319,676
-----------------------------------------------------------------------------------------------------------


TBA sale commitments outstanding at January 31, 2005 (Unaudited)
(proceeds receivable $6,913,313)

                                                              Principal    Settlement
Agency                                                           amount          date                 Value
-----------------------------------------------------------------------------------------------------------
FHLMC 6 1/2s, February 1, 2035                               $3,600,000       2/10/05            $3,774,093
FNMA  6 1/2s, February 1, 2035                                3,000,000       2/10/05             3,139,219
-----------------------------------------------------------------------------------------------------------
                                                                                                 $6,913,312
-----------------------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at January 31, 2005 (Unaudited)

                                                                                                 Unrealized
                                                                 Notional     Termination     appreciation/
                                                                   amount            date    (depreciation)
-----------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075%
and receive quarterly the notional amount multiplied by the
three month USD-LIBOR.                                         $9,000,000         3/30/09          $236,252

Agreement with Bank of America, N.A. dated January 22, 2004
to pay semi-annually the notional amount multiplied by
1.97375% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                        4,500,000         1/26/06            56,268

Agreement with Bank of America, N.A. dated December 2,  2003 to pay semi-annually the notional amount multiplied by
2.444% and receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                                   3,496,000         12/5/05            21,431

Agreement with Bank of America, N.A. dated January 22, 2004
to pay semi-annually the notional amount multiplied by 4.35%
and receive quarterly the notional amount multiplied by the
three month USD-LIBOR.                                          1,400,000         1/27/14             9,094

Agreement with Credit Suisse First Boston International
dated July 7, 2004 to pay semi-annually the notional amount
multiptied by 4.945% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR.                 3,157,800          7/9/14          (119,678)

Agreement with Credit Suisse First Boston International
dated July 7, 2004 to receive semi-annually the notional
amount multiptied by 2.931% and pay quarterly the notional
amount multiplied by the three month USD-LIBOR.                 2,798,800          7/9/06           (19,234)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional
amount multiptied by 4.641% and pay quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.             5,068,000        12/15/13            91,948

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 1.955% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.             4,500,000         1/26/06            56,820

Agreement with Merrill Lynch International & CO. C.V. dated
January 25, 2005 to pay semi-annually the notional amount
multiplied by 3.0425% and receive quarterly the notional
amount multiplied by three month BA CDOR.                  CAD 45,600,000         1/25/07             4,772

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 4.3375% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            $1,400,000         1/26/14            10,235

Agreement with Merrill Lynch Capital Services, Inc. dated
September 27, 2002 to receive semi-annually the notional
amount multiplied by the six month JPY-LIBOR-BBA and pay
semi-annually the notional amount multiplied by 0.399%. JPY 1,334,000,000         10/1/07           (63,115)

Agreement with Merrill Lynch Capital Services, Inc. dated
November 17, 2000 to pay semi-annually the notional  amount
multiplied by the three month  USD-LIBOR-BBA and receive
the notional amount multiplied by 6.68%.                       $3,500,000        11/21/05           126,200
-----------------------------------------------------------------------------------------------------------
                                                                                                   $410,993
-----------------------------------------------------------------------------------------------------------


Credit default contracts outstanding at January 31, 2005 (Unaudited)

                                                                                                 Unrealized
                                                                                 Notional     appreciation/
                                                                                   amount    (depreciation)
-----------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.35% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                       $613,630           $31,622

Agreement with Citigroup effective January 6, 2005, maturing on December 20, 2009, to receive a premium based on the
difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       3,000,000           (84,688)

Agreement with Deutsche Bank AG effective January 6, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       1,000,000           (21,759)

Agreement with JP Morgan effective January 10, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       1,000,000           (25,104)

Agreement with Goldman Sachs effective January 13, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       1,000,000           (25,104)

Agreement with JP Morgan effective January 18, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       1,000,000           (25,104)

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.55625%
and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                       613,630            19,288

Agreement with JP Morgan effective January 14, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       2,000,000           (50,208)

Agreement with UBS Securities  effective January 14, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       1,000,000           (25,519)

Agreement with Lehman Brothers effective January 14, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the
market spread on day of execution and pay quarterly 375
basis points time the notional amount.  Upon a credit
default event of a reference entity within CDX BB HY Series
3 Index, the fund receives a payment of the proportional
notional amount times the difference between the par value
and the then-market value of the reference entity within the
CDX BB HY Series 3 Index.                                                       1,000,000           (25,519)

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                        306,815            14,704

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.433% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                        230,111            10,435

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.475% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                        153,407             6,468

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.5% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                         76,704             5,044

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.6% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                         76,704               792
-----------------------------------------------------------------------------------------------------------
                                                                                                  $(194,654)
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $394,302,218.

  (b) The aggregate identified cost on a tax basis is $405,947,299, resulting in gross unrealized appreciation and depreciation of $22,197,507 and $15,628,902, respectively, or net unrealized appreciation of $6,568,605.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rate shown for senior loans are the current interest rates at January
      31, 2005.  Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $103,492 or 0.03% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (R) Real Estate Investment Trust.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam
      Prime Money Market Fund, an open-end management investment company managed by Putnam Investment
      Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam,
      LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam
      Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.
      Income distributions earned by the fund totaled $230,621 for the period ended January 31, 2005.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2005.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets.
      If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates.  Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of asses and liabilities.
      Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above.  The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do
      so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above.  The contract is
      "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit
      Putnam's Individual Investor Web site at www.putnaminvestments.com




Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005